ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 35,405	$ 33,979	$ 28,046
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	8,427	15,071	16,692
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 26,978	$ 18,908	$ 11,354